Offerings	Jul. 22, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	87,068
Proposed Maximum Offering Price per Unit | $ / shares	11.56
Maximum Aggregate Offering Price	$ 1,006,506.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 139.00
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on July 20, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	892,120
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 9,831,162.40
Amount of Registration Fee
Carry Forward Form Type	N-2
Carry Forward File Number	333-288347
Carry Forward Initial Effective Date	Aug. 08, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,505.15
Offering Note	The Registrant previously registered 3,100,000 Common Shares, Preferred Shares and Rights to purchase Common Shares (collectively, “Securities”) in reliance on Rule 457(c) under the Securities Act, with respect to which the Registrant paid filing fees of $5,234.04 in its prior Registration Statement (File No. 333-288347), which was declared effective on August 8, 2025 (the “2025 Registration Statement”). As of the time of this filing, 892,120, Securities remain unsold from the 2025 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries forward such unsold Securities, with respect to which $1,505.15 in filing fees have already been paid and will continue to be applied to such unsold Securities.